Domini Impact Equity Fund

Portfolio of Investments

April 30, 2024 (Unaudited)

Security	Shares	Value

Long Term Investments – 99.7%

Common Stocks – 99.7%

Communication Services – 8.7%

Alphabet, Inc., Class A (a)	314,900	$51,259,422

AT&T, Inc.	238,985	4,036,457

Charter Communications, Inc., Class A (a)	3,158	808,258

Comcast Corp., Class A	133,221	5,077,052

Netflix, Inc. (a)	14,438	7,950,140

New York Times Co. (The), Class A	62,327	2,681,931

Rogers Communications, Inc., Class B	13,300	498,351

TELUS Corp.	47,994	771,264

T-Mobile US, Inc.	17,300	2,840,141

Verizon Communications, Inc.	130,495	5,153,248

Walt Disney Co. (The)	61,993	6,887,422

		87,963,686

Consumer Discretionary – 10.5%

Amazon.com, Inc. (a)	261,680	45,794,000

Aptiv PLC (a)	9,200	653,200

Best Buy Co., Inc.	6,349	467,540

Chipotle Mexican Grill, Inc. (a)	917	2,897,353

Cie Generale des Etablissements Michelin SCA ADR	45,700	875,612

eBay, Inc.	17,700	912,258

Ford Motor Co.	131,800	1,601,370

Garmin, Ltd.	5,046	728,996

Home Depot, Inc. (The)	33,451	11,179,993

Levi Strauss & Co., Class A	85,684	1,818,215

Lowe’s Cos., Inc.	19,241	4,386,756

MercadoLibre, Inc. (a)	1,623	2,367,470

NIKE, Inc., Class B	40,749	3,759,503

NIO, Inc. ADR (a)	68,500	323,320

Sony Group Corp. ADR	38,855	3,208,257

Starbucks Corp.	37,267	3,297,757

Tapestry, Inc.	8,000	319,360

Tesla, Inc. (a)	93,199	17,081,513

TJX Cos., Inc.	38,000	3,575,420

Ulta Beauty, Inc. (a)	1,598	646,934

Williams-Sonoma, Inc.	2,100	602,238

		106,497,065

Consumer Staples – 6.3%

Church & Dwight Co., Inc.	8,212	885,993

Clorox Co. (The)	4,000	591,480

Colgate-Palmolive Co.	27,525	2,530,098

Costco Wholesale Corp.	14,903	10,773,379

Dollar General Corp.	7,400	1,030,006

0

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Shares	Value

Consumer Staples (Continued)

elf Beauty, Inc. (a)	4,398	$714,807

Estee Lauder Cos., Inc. (The), Class A	7,277	1,067,609

General Mills, Inc.	19,499	1,373,900

Haleon PLC ADR	112,025	955,573

JM Smucker Co. (The)	3,346	384,288

Kenvue, Inc.	58,500	1,100,970

Keurig Dr Pepper, Inc.	33,700	1,135,690

Kimberly-Clark Corp.	11,218	1,531,593

Kraft Heinz Co. (The)	26,423	1,020,192

Kroger Co. (The)	22,011	1,218,969

Lamb Weston Holdings, Inc.	4,800	400,032

L’Oreal SA ADR	40,400	3,770,936

McCormick & Co., Inc.	8,800	669,328

Mondelez International, Inc., Class A	45,447	3,269,457

PepsiCo, Inc.	46,031	8,097,313

Procter & Gamble Co. (The)	79,025	12,896,880

Sysco Corp.	16,803	1,248,799

Target Corp.	15,651	2,519,498

Unilever PLC ADR	82,185	4,261,292

Walgreens Boots Alliance, Inc.	23,048	408,641

		63,856,723

Financials – 12.4%

Aflac, Inc.	19,515	1,632,430

Allstate Corp.	8,600	1,462,516

American Express Co.	17,748	4,153,564

Aon PLC, Class A	6,500	1,833,065

Banco do Brasil SA ADR	95,800	501,034

Bank of America Corp.	229,654	8,499,495

Bank of Montreal	23,831	2,128,585

Bank of New York Mellon Corp. (The)	25,500	1,440,495

Bank of Nova Scotia (The)	38,766	1,779,359

BlackRock, Inc.	4,686	3,536,243

Brown & Brown, Inc.	7,900	644,166

Canadian Imperial Bank of Commerce	30,200	1,410,038

Capital One Financial Corp.	12,118	1,738,085

Cboe Global Markets, Inc.	3,600	652,140

Charles Schwab Corp. (The)	48,078	3,555,368

Chubb, Ltd.	13,587	3,378,272

Cincinnati Financial Corp.	5,111	591,292

Citigroup, Inc.	62,008	3,802,951

CME Group, Inc.	11,998	2,515,261

Discover Financial Services	8,200	1,039,186

DNB Bank ASA ADR (a)	28,740	538,156

1

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Shares	Value

Financials (Continued)

Equitable Holdings, Inc.	11,600	$428,156

Everest Group, Ltd.	1,400	512,974

FactSet Research Systems, Inc.	1,300	541,957

Fifth Third Bancorp	23,256	847,914

Fiserv, Inc. (a)	19,800	3,022,866

Hartford Financial Services Group, Inc. (The)	9,993	968,222

Huntington Bancshares, Inc.	46,000	619,620

Intercontinental Exchange, Inc.	18,895	2,432,920

KeyCorp	30,900	447,741

London Stock Exchange Group PLC ADR	60,700	1,700,207

M&T Bank Corp.	5,400	779,706

Marsh & McLennan Cos., Inc.	16,630	3,316,521

Mastercard, Inc., Class A	27,752	12,521,702

MetLife, Inc.	20,700	1,471,356

Moody’s Corp.	5,271	1,952,009

Morgan Stanley	41,359	3,757,052

MSCI, Inc.	2,568	1,196,149

Nasdaq, Inc.	13,400	801,990

Northern Trust Corp.	6,600	543,774

PayPal Holdings, Inc. (a)	36,100	2,451,912

PNC Financial Services Group, Inc. (The)	13,249	2,030,542

Principal Financial Group, Inc.	8,000	633,120

Progressive Corp. (The)	19,558	4,072,953

Prudential Financial, Inc.	12,061	1,332,499

Raymond James Financial, Inc.	6,250	762,500

Regions Financial Corp.	31,028	597,910

Remitly Global, Inc. (a)	43,174	769,792

S&P Global, Inc.	10,558	4,390,333

T Rowe Price Group, Inc.	7,311	801,066

Toronto-Dominion Bank (The)	58,117	3,447,500

Travelers Cos., Inc. (The)	7,616	1,615,811

Truist Financial Corp.	44,202	1,659,785

US Bancorp	51,316	2,084,969

Visa, Inc., A Shares	52,900	14,209,469

W R Berkley Corp.	6,400	492,608

		126,047,306

Health Care – 12.8%

AbbVie, Inc.	59,552	9,685,537

Agilent Technologies, Inc.	9,800	1,342,992

Alcon, Inc.	16,962	1,315,912

Align Technology, Inc. (a)	2,400	677,712

Alnylam Pharmaceuticals, Inc. (a)	4,100	590,195

Amgen, Inc.	18,119	4,963,519

2

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Shares	Value

Health Care (Continued)

AstraZeneca PLC ADR	101,200	$7,679,056

Becton Dickinson and Co.	9,851	2,311,045

Biogen, Inc. (a)	4,867	1,045,529

BioMarin Pharmaceutical, Inc. (a)	6,300	508,788

Bio-Techne Corp.	5,200	328,692

Bristol-Myers Squibb Co.	68,701	3,018,722

Cooper Cos., Inc. (The)	6,400	569,984

CSL, Ltd. ADR	32,100	2,876,160

Danaher Corp.	22,815	5,626,635

DexCom, Inc. (a)	9,873	1,257,722

Edwards Lifesciences Corp. (a)	20,072	1,699,496

GE HealthCare Technologies, Inc.	14,000	1,067,360

Genmab A/S ADR (a)	21,600	598,104

Gilead Sciences, Inc.	41,746	2,721,839

GSK PLC ADR	65,700	2,722,608

Halozyme Therapeutics, Inc. (a)	47,286	1,801,597

Hologic, Inc. (a)	53,882	4,082,639

IDEXX Laboratories, Inc. (a)	2,819	1,389,090

Illumina, Inc. (a)	5,349	658,194

Incyte Corp. (a)	6,300	327,915

Inspire Medical Systems, Inc. (a)	5,173	1,250,107

Insulet Corp. (a)	2,300	395,462

Intuitive Surgical, Inc. (a)	11,900	4,410,378

Lonza Group AG ADR	25,500	1,410,915

Merck & Co., Inc.	84,735	10,949,457

Merck KGaA ADR	21,800	692,804

Mettler-Toledo International, Inc. (a)	690	848,493

Moderna, Inc. (a)	11,300	1,246,503

Neurocrine Biosciences, Inc. (a)	3,100	426,374

Novo Nordisk A/S ADR	113,956	14,621,694

Organon & Co.	39,487	734,853

Pfizer, Inc.	191,170	4,897,775

Quest Diagnostics, Inc.	3,715	513,339

Regeneron Pharmaceuticals, Inc. (a)	3,496	3,113,747

ResMed, Inc.	4,846	1,036,996

Revvity, Inc.	4,000	409,880

Sanofi SA ADR	77,116	3,796,421

Siemens Healthineers AG ADR	17,900	497,441

STERIS PLC	3,300	675,048

Stryker Corp.	11,528	3,879,172

Takeda Pharmaceutical Co., Ltd. ADR	97,400	1,273,992

Teleflex, Inc.	1,500	313,125

Thermo Fisher Scientific, Inc.	12,788	7,272,791

Veeva Systems, Inc., Class A (a)	4,906	974,135

3

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Shares	Value

Health Care (Continued)

Vertex Pharmaceuticals, Inc. (a)	8,743	$3,434,338

Waters Corp. (a)	1,963	606,646

		130,548,928

Industrials – 7.2%

Acuity Brands, Inc.	5,579	1,385,266

Advanced Drainage Systems, Inc.	8,425	1,322,725

Allegion PLC	2,900	352,524

Assa Abloy AB ADR	64,742	855,242

Atlas Copco AB, Class A ADR	136,200	2,413,464

Automatic Data Processing, Inc.	13,868	3,354,531

Brambles, Ltd. ADR	23,000	433,550

Carrier Global Corp.	28,200	1,734,018

Central Japan Railway Co. ADR	57,800	651,984

Cintas Corp.	2,868	1,888,119

Comfort Systems USA, Inc.	4,847	1,499,710

Copart, Inc. (a)	29,000	1,574,990

Deere & Co.	8,745	3,422,880

Emerson Electric Co.	19,026	2,050,622

Expeditors International of Washington, Inc.	4,900	545,419

FANUC Corp. ADR	63,200	920,192

Fastenal Co.	19,058	1,294,801

Graco, Inc.	5,400	433,080

Hubbell, Inc.	1,800	666,936

IDEX Corp.	2,500	551,150

Illinois Tool Works, Inc.	9,452	2,307,328

Ingersoll Rand, Inc.	13,469	1,256,927

JB Hunt Transport Services, Inc.	2,700	438,939

Kone Oyj ADR	23,000	561,200

Lennox International, Inc.	1,100	509,762

Masco Corp.	7,700	527,065

NEXTracker, Inc., Class A (a)	11,839	506,591

Nidec Corp. ADR	67,356	789,412

Nordson Corp.	1,700	438,923

Old Dominion Freight Line, Inc.	6,600	1,199,286

Otis Worldwide Corp.	13,800	1,258,560

Owens Corning	2,933	493,360

PACCAR, Inc.	17,300	1,835,703

Paychex, Inc.	10,731	1,274,950

Pentair PLC	5,500	434,995

Quanta Services, Inc.	4,900	1,266,944

Recruit Holdings Co., Ltd. ADR	237,100	2,041,431

RELX PLC ADR	63,300	2,607,327

Rockwell Automation, Inc.	3,872	1,049,157

4

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Shares	Value

Industrials (Continued)

Schneider Electric SE ADR	95,000	$4,341,500

Siemens AG ADR	53,136	4,971,936

SMC Corp. ADR	40,200	1,056,456

Snap-on, Inc.	1,700	455,532

Stanley Black & Decker, Inc.	5,254	480,216

Trane Technologies PLC	7,607	2,414,005

United Parcel Service, Inc., Class B	24,693	3,641,724

United Rentals, Inc.	2,259	1,508,989

Veralto Corp.	7,838	734,264

Vestas Wind Systems A/S ADR (a)	97,900	868,373

Watsco, Inc.	1,100	492,492

Westinghouse Air Brake Technologies Corp.	5,991	965,030

Wolters Kluwer NV ADR	8,100	1,216,519

WW Grainger, Inc.	1,470	1,354,384

Xylem, Inc.	5,800	758,060

		73,408,543

Information Technology – 36.7%

Accenture PLC, Class A	22,500	6,770,475

Adobe, Inc. (a)	15,224	7,046,124

Advanced Micro Devices, Inc. (a)	54,250	8,592,115

Analog Devices, Inc.	16,611	3,332,333

Apple, Inc.	420,796	71,674,183

Applied Materials, Inc.	28,002	5,562,597

Arista Networks, Inc. (a)	7,995	2,051,197

ASML Holding NV, Class G	13,200	11,516,604

Atlassian Corp., Class A (a)	5,200	895,960

Autodesk, Inc. (a)	16,747	3,564,599

Broadcom, Inc.	15,318	19,917,536

Cadence Design Systems, Inc. (a)	9,184	2,531,386

Cisco Systems, Inc.	125,091	5,876,775

Cloudflare, Inc., Class A (a)	9,300	812,820

Crowdstrike Holdings, Inc., Class A (a)	6,900	2,018,526

Datadog, Inc., Class A (a)	9,500	1,192,250

Enphase Energy, Inc. (a)	3,651	397,083

Fair Isaac Corp. (a)	800	906,664

First Solar, Inc. (a)	3,400	599,420

Flex, Ltd. (a)	49,908	1,429,864

Infineon Technologies AG ADR	40,800	1,416,984

Intel Corp.	143,079	4,359,617

International Business Machines Corp.	30,966	5,146,549

Intuit, Inc.	9,122	5,706,906

Marvell Technology, Inc.	45,795	3,018,348

Micron Technology, Inc.	36,900	4,168,224

5

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Shares	Value

Information Technology (Continued)

Microsoft Corp.	213,961	$83,301,436

MongoDB, Inc. (a)	2,400	876,432

NetApp, Inc.	7,008	716,288

NVIDIA Corp.	71,108	61,438,734

Okta, Inc. (a)	5,000	464,900

Palo Alto Networks, Inc. (a)	30,495	8,870,691

QUALCOMM, Inc.	37,700	6,252,545

Roper Technologies, Inc.	3,557	1,819,263

Salesforce, Inc.	31,634	8,507,648

ServiceNow, Inc. (a)	6,858	4,754,857

Shopify, Inc., Class A (a)	39,100	2,744,820

STMicroelectronics NV, Class Y	81,036	3,205,784

Synopsys, Inc. (a)	5,143	2,728,824

Texas Instruments, Inc.	30,552	5,389,984

Tyler Technologies, Inc. (a)	1,400	646,170

Zoom Video Communications, Inc., Class A (a)	13,431	820,634

		373,044,149

Materials – 2.4%

Air Liquide SA ADR	87,510	3,419,891

Air Products and Chemicals, Inc.	7,459	1,762,860

Avery Dennison Corp.	2,600	564,928

Ecolab, Inc.	8,548	1,933,130

International Flavors & Fragrances, Inc.	8,400	711,060

International Paper Co.	11,700	408,798

Linde PLC	16,330	7,200,877

Nitto Denko Corp. ADR	9,821	405,116

Novonesis (Novozymes) B ADR	13,680	754,178

Nucor Corp.	8,192	1,380,598

PPG Industries, Inc.	7,942	1,024,518

RPM International, Inc.	4,300	459,713

Sherwin-Williams Co. (The)	7,892	2,364,522

Steel Dynamics, Inc.	5,200	676,624

Vulcan Materials Co.	4,344	1,119,145

Westrock Co.	8,485	406,941

		24,592,899

Real Estate – 2.2%

American Tower Corp.	15,609	2,677,880

CBRE Group, Inc., Class A (a)	9,922	862,123

CoStar Group, Inc. (a)	13,410	1,227,417

Crown Castle, Inc.	14,422	1,352,495

Digital Realty Trust, Inc.	10,692	1,483,836

Equinix, Inc.	3,131	2,226,485

Equity LifeStyle Properties, Inc.	5,700	343,653

6

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Shares	Value

Real Estate (Continued)

Essex Property Trust, Inc.	2,100	$517,125

Extra Space Storage, Inc.	7,000	939,960

Mid-America Apartment Communities, Inc.	3,800	494,000

Prologis, Inc.	31,322	3,196,410

Public Storage	5,277	1,369,118

SBA Communications Corp.	3,607	671,335

Simon Property Group, Inc.	10,400	1,461,512

UDR, Inc.	11,269	429,123

Ventas, Inc.	13,063	578,430

Welltower, Inc.	19,400	1,848,432

WP Carey, Inc.	7,100	389,364

		22,068,698

Utilities – 0.5%

Alliant Energy Corp.	8,500	423,300

Consolidated Edison, Inc.	11,461	1,081,919

Eversource Energy	11,558	700,646

Fortis, Inc.	16,300	640,427

National Grid PLC ADR	24,719	1,647,521

SSE PLC ADR	36,300	771,012

		5,264,825

Total Investments – 99.7% (Cost $525,813,847)		1,013,292,822

Other Assets, less liabilities – 0.3%		3,151,243

Net Assets – 100.0%		$1,016,444,065

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

7

Domini International Opportunities Fund

Portfolio of Investments

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Long Term Investments – 98.6%

Common Stocks – 98.6%

Australia – 4.1%

ANZ Group Holdings, Ltd.	Banks	8,914	$160,844

ASX, Ltd.	Financial Services	580	23,693

Brambles, Ltd.	Commercial & Professional Services	4,182	39,343

CAR Group, Ltd.	Media & Entertainment	1,087	23,570

Cochlear, Ltd.	Health Care Equipment & Services	187	39,010

Coles Group, Ltd.	Consumer Staples Distribution & Retail	3,901	40,684

Commonwealth Bank of Australia	Banks	4,975	364,516

Dexus	Equity Real Estate Investment Trusts (REITs)	3,185	14,467

Fortescue, Ltd.	Materials	4,708	78,033

GPT Group (The)	Equity Real Estate Investment Trusts (REITs)	5,743	15,445

IGO, Ltd.	Materials	2,254	11,227

Mirvac Group	Equity Real Estate Investment Trusts (REITs)	11,808	15,472

Pilbara Minerals, Ltd.	Materials	8,753	22,284

Stockland	Equity Real Estate Investment Trusts (REITs)	6,499	18,412

Suncorp Group, Ltd.	Insurance	3,810	40,692

Transurban Group	Transportation	9,185	73,741

			981,433

Austria – 0.3%

Erste Group Bank AG	Banks	1,005	46,868

Mondi PLC	Materials	1,299	24,656

			71,524

Belgium – 0.5%

Ageas SA	Insurance	512	23,502

KBC Group NV	Banks	831	61,730

Lotus Bakeries NV	Food, Beverage & Tobacco	1	10,064

Umicore SA	Materials	623	13,799

			109,095

Brazil – 0.6%

Itau Unibanco Holding SA ADR	Banks	15,500	93,775

8

Domini International Opportunities Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Brazil (Continued)

MercadoLibre, Inc. (a)	Consumer Discretionary Distribution & Retail	34	$49,596

			143,371

Canada – 0.1%

Hydro One, Ltd.	Utilities	900	25,209

			25,209

China – 0.6%

BYD Co., Ltd., Class H	Automobiles & Components	5,273	144,546

			144,546

Denmark – 7.0%

Coloplast A/S, Class B	Health Care Equipment & Services	400	48,226

Demant A/S (a)	Health Care Equipment & Services	276	13,179

Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	194	53,860

Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	10,103	1,295,631

Novonesis (Novozymes) B, B Shares	Materials	1,218	67,449

Orsted A/S (a)	Utilities	538	29,568

Pandora A/S	Consumer Durables & Apparel	247	37,593

Rockwool A/S, B Shares	Capital Goods	41	13,365

Tryg A/S	Insurance	964	19,080

Vestas Wind Systems A/S (a)	Capital Goods	2,917	78,172

			1,656,123

Finland – 0.8%

Elisa Oyj	Telecommunication Services	444	20,020

Kesko Oyj, B Shares	Consumer Staples Distribution & Retail	962	16,424

Kone OYJ, Class B	Capital Goods	1,054	51,379

Nordea Bank Abp	Banks	9,742	113,243

			201,066

France – 8.3%

Air Liquide SA	Materials	1,561	305,298

Alstom SA	Capital Goods	956	15,074

Amundi SA	Financial Services	187	13,046

BioMerieux	Health Care Equipment & Services	122	12,969

9

Domini International Opportunities Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

France (Continued)

BNP Paribas SA	Banks	3,093	$222,578

Capgemini SE	Software & Services	484	101,728

Carrefour SA	Consumer Staples Distribution & Retail	1,670	28,095

Cie Generale des Etablissements Michelin SCA	Automobiles & Components	2,037	78,259

Credit Agricole SA	Banks	3,984	61,645

Edenred SE	Financial Services	748	35,494

Eiffage SA	Capital Goods	272	29,022

Gecina SA	Equity Real Estate Investment Trusts (REITs)	199	20,318

Hermes International SCA	Consumer Durables & Apparel	95	227,429

Kering SA	Consumer Durables & Apparel	207	72,547

Klepierre SA	Equity Real Estate Investment Trusts (REITs)	667	17,911

Legrand SA	Capital Goods	769	79,028

L’Oreal SA	Household & Personal Products	715	335,230

Nexans SA	Capital Goods	506	53,887

Orange SA	Telecommunication Services	6,088	67,761

Publicis Groupe SA	Media & Entertainment	680	75,036

Rexel SA	Capital Goods	901	23,354

Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	88	18,952

Societe Generale SA	Banks	2,339	63,025

Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	273	22,750

Worldline SA (a)	Financial Services	701	7,271

			1,987,707

Germany – 9.0%

adidas AG	Consumer Durables & Apparel	474	114,226

Beiersdorf AG	Household & Personal Products	294	44,189

Carl Zeiss Meditec AG	Health Care Equipment & Services	110	11,606

Continental AG	Automobiles & Components	322	20,869

Deutsche Boerse AG	Financial Services	565	108,927

10

Domini International Opportunities Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Germany (Continued)

Deutsche Post AG	Transportation	2,957	$123,809

Henkel AG & Co. KGaA	Household & Personal Products	884	63,567

Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,643	126,423

KION Group AG	Capital Goods	210	9,679

Knorr-Bremse AG	Capital Goods	198	14,693

LEG Immobilien SE (a)	Real Estate Management & Development	218	18,506

Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	387	61,495

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	406	178,562

Puma SE	Consumer Durables & Apparel	301	13,898

SAP SE	Software & Services	3,171	572,578

Sartorius AG, Preference Shares	Pharmaceuticals, Biotechnology & Life Sciences	84	25,112

Siemens AG	Capital Goods	2,356	441,358

Siemens Energy AG (a)	Capital Goods	1,554	31,909

Siemens Healthineers AG	Health Care Equipment & Services	807	44,754

Symrise AG	Materials	399	42,770

Vonovia SE	Real Estate Management & Development	2,339	67,588

Zalando SE (a)	Consumer Discretionary Distribution & Retail	701	18,342

			2,154,860

Hong Kong – 1.8%

AIA Group, Ltd.	Insurance	33,752	247,212

Hong Kong Exchanges & Clearing, Ltd.	Financial Services	3,731	118,550

Techtronic Industries Co., Ltd.	Capital Goods	3,732	51,574

			417,336

Ireland – 0.5%

Kerry Group PLC, Class A	Food, Beverage & Tobacco	462	39,759

Kingspan Group PLC	Capital Goods	464	41,272

Smurfit Kappa Group PLC	Materials	774	33,537

			114,568

Italy – 1.3%

Intesa Sanpaolo SpA	Banks	48,061	179,893

11

Domini International Opportunities Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Italy (Continued)

Moncler SpA	Consumer Durables & Apparel	617	$42,007

Prysmian SpA	Capital Goods	821	44,546

Terna - Rete Elettrica Nazionale	Utilities	4,230	33,890

			300,336

Japan – 19.8%

Advantest Corp.	Semiconductors & Semiconductor Equipment	2,200	68,861

Aeon Co., Ltd.	Consumer Staples Distribution & Retail	2,177	45,517

Bridgestone Corp.	Automobiles & Components	1,700	75,016

Canon, Inc.	Technology Hardware & Equipment	2,900	78,489

Central Japan Railway Co.	Transportation	2,560	58,542

Chiba Bank, Ltd. (The)	Banks	2,000	16,894

Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	644	18,757

Daifuku Co., Ltd.	Capital Goods	1,051	21,529

Dai-ichi Life Holdings, Inc.	Insurance	2,705	62,651

Daiichi Sankyo Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	5,640	189,829

Daiwa House Industry Co., Ltd.	Real Estate Management & Development	1,753	49,328

FANUC Corp.	Capital Goods	2,835	83,971

Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	556	145,377

FUJIFILM Holdings Corp.	Technology Hardware & Equipment	3,417	72,688

Hankyu Hanshin Holdings, Inc.	Transportation	642	16,832

Hoya Corp.	Health Care Equipment & Services	988	114,549

Japan Airlines Co., Ltd.	Transportation	1,300	23,034

Kao Corp.	Household & Personal Products	1,382	57,011

Keio Corp.	Transportation	352	8,612

Keisei Electric Railway Co., Ltd.	Transportation	400	14,901

Keyence Corp.	Technology Hardware & Equipment	520	228,680

Kintetsu Group Holdings Co., Ltd.	Transportation	500	12,854

Kurita Water Industries, Ltd.	Capital Goods	1,669	66,099

12

Domini International Opportunities Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

Lasertec Corp.	Semiconductors & Semiconductor Equipment	212	$45,730

Lixil Corp.	Capital Goods	878	9,430

Makita Corp.	Capital Goods	743	21,511

Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	3,316	60,765

Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	7,653	77,885

MS&AD Insurance Group Holdings, Inc.	Insurance	4,005	72,006

Nexon Co., Ltd.	Media & Entertainment	1,200	18,710

Nidec Corp.	Capital Goods	1,464	68,563

Nintendo Co., Ltd.	Media & Entertainment	3,480	169,716

Nippon Express Holdings, Inc.	Transportation	200	10,232

Nippon Prologis REIT, Inc.	Equity Real Estate Investment Trusts (REITs)	7	12,099

Nippon Telegraph & Telephone Corp.	Telecommunication Services	155,450	167,833

Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	643	17,159

Nitto Denko Corp.	Materials	402	33,240

Nomura Holdings, Inc.	Financial Services	8,405	47,824

NTT Data Group Corp.	Software & Services	1,728	27,022

Odakyu Electric Railway Co., Ltd.	Transportation	1,000	11,243

Omron Corp.	Technology Hardware & Equipment	532	18,260

Oriental Land Co., Ltd.	Consumer Services	3,060	84,431

Panasonic Holdings Corp.	Consumer Durables & Apparel	6,401	55,871

Recruit Holdings Co., Ltd.	Commercial & Professional Services	4,150	178,730

Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	4,043	65,641

Resona Holdings, Inc.	Banks	13,632	86,205

Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	1,040	14,950

Sekisui House, Ltd.	Consumer Durables & Apparel	1,713	39,365

Shimadzu Corp.	Technology Hardware & Equipment	800	21,734

13

Domini International Opportunities Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

Shimano, Inc.	Consumer Durables & Apparel	220	$35,753

Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	814	38,014

Shiseido Co., Ltd.	Household & Personal Products	1,198	32,068

SMC Corp.	Capital Goods	170	89,312

Sony Group Corp.	Consumer Durables & Apparel	3,433	283,742

Sysmex Corp.	Health Care Equipment & Services	1,363	21,795

Terumo Corp.	Health Care Equipment & Services	4,164	70,639

Tobu Railway Co., Ltd.	Transportation	528	10,476

Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	1,342	294,362

Tokyu Corp.	Transportation	1,598	18,916

TOTO, Ltd.	Capital Goods	399	10,799

Toyota Industries Corp.	Capital Goods	500	47,513

Toyota Motor Corp.	Automobiles & Components	32,197	734,368

Unicharm Corp.	Household & Personal Products	1,202	35,715

Yaskawa Electric Corp.	Capital Goods	805	33,168

			4,722,816

Luxembourg – 0.1%

Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	391	23,964

			23,964

Netherlands – 7.4%

Aalberts NV	Capital Goods	293	13,931

Adyen NV (a)	Financial Services	80	95,840

Akzo Nobel NV	Materials	513	33,849

Arcadis NV	Commercial & Professional Services	2,277	140,625

ASML Holding NV	Semiconductors & Semiconductor Equipment	1,165	1,014,730

Euronext NV	Financial Services	288	25,935

ING Groep NV	Banks	10,421	164,759

Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	2,833	85,993

Koninklijke KPN NV	Telecommunication Services	11,300	41,066

14

Domini International Opportunities Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Netherlands (Continued)

NN Group NV	Insurance	827	$38,150

Wolters Kluwer NV	Commercial & Professional Services	718	107,489

			1,762,367

New Zealand – 0.2%

Auckland International Airport, Ltd.	Transportation	3,985	18,433

Contact Energy, Ltd.	Utilities	2,368	12,097

Spark New Zealand, Ltd.	Telecommunication Services	5,454	15,330

			45,860

Norway – 0.5%

DNB Bank ASA	Banks	2,637	45,961

Gjensidige Forsikring ASA	Insurance	558	8,946

Orkla ASA	Food, Beverage & Tobacco	2,023	13,761

Storebrand ASA	Insurance	4,056	38,936

			107,604

Singapore – 1.1%

CapitaLand Integrated Commercial Trust	Equity Real Estate Investment Trusts (REITs)	15,200	21,668

DBS Group Holdings, Ltd.	Banks	6,002	152,795

STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,267	89,826

			264,289

South Africa – 0.2%

Nedbank Group, Ltd.	Banks	1,467	17,837

Sanlam, Ltd.	Insurance	5,358	19,382

			37,219

Spain – 3.8%

Aena SME SA	Transportation	208	37,906

Amadeus IT Group SA	Consumer Services	1,299	82,453

Banco Bilbao Vizcaya Argentaria SA	Banks	17,238	186,411

Banco de Sabadell SA	Banks	15,636	29,868

Banco Santander SA	Banks	45,746	222,583

Bankinter SA	Banks	1,926	15,223

CaixaBank SA	Banks	11,156	58,832

Cellnex Telecom SA (a)	Telecommunication Services	1,546	51,103

Grifols SA (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,508	13,802

Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	3,296	150,070

15

Domini International Opportunities Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Spain (Continued)

Telefonica SA	Telecommunication Services	15,168	$67,946

			916,197

Sweden – 3.4%

Alfa Laval AB	Capital Goods	828	35,252

Assa Abloy AB, Class B	Capital Goods	2,891	76,384

Atlas Copco AB, A Shares	Capital Goods	11,558	202,451

Autoliv, Inc.	Automobiles & Components	223	26,713

Boliden AB	Materials	795	26,127

Castellum AB (a)	Real Estate Management & Development	1,222	14,520

Essity AB, Class B	Household & Personal Products	1,896	47,305

H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	1,972	31,345

Industrivarden AB, A Shares	Financial Services	845	27,212

Investment AB Latour, Class B	Capital Goods	406	9,783

Nibe Industrier AB, B Shares	Capital Goods	4,801	22,153

Sandvik AB	Capital Goods	3,146	62,711

Skandinaviska Enskilda Banken AB, Class A	Banks	4,377	57,323

SKF AB, B Shares	Capital Goods	1,141	23,457

SSAB AB, Class A	Materials	2,493	13,999

Svenska Cellulosa AB SCA, Class B	Materials	1,835	26,892

Svenska Handelsbanken AB, A Shares	Banks	4,534	38,880

Swedbank AB, Class A	Banks	3,266	62,453

			804,960

Switzerland – 7.8%

ABB, Ltd.	Capital Goods	4,748	230,698

Adecco Group AG	Commercial & Professional Services	506	17,701

Barry Callebaut AG	Food, Beverage & Tobacco	10	16,160

Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	6	69,114

DSM-Firmenich AG	Materials	584	65,498

Geberit AG	Capital Goods	100	53,378

Givaudan SA	Materials	22	94,089

Helvetia Holding AG	Insurance	104	13,604

Kuehne + Nagel International AG	Transportation	153	40,437

Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	221	121,990

Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	6,103	592,342

16

Domini International Opportunities Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Switzerland (Continued)

Sandoz Group AG (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,240	$42,144

SIG Group AG	Materials	761	15,207

Sika AG	Materials	477	135,688

Sonova Holding AG	Health Care Equipment & Services	152	42,018

Straumann Holding AG	Health Care Equipment & Services	311	41,343

Swatch Group AG	Consumer Durables & Apparel	113	23,743

Swisscom AG	Telecommunication Services	76	41,694

Zurich Insurance Group AG	Insurance	435	210,560

			1,867,408

United Kingdom – 9.7%

3i Group PLC	Financial Services	2,850	101,823

Ashtead Group PLC	Capital Goods	1,299	94,323

Associated British Foods PLC	Food, Beverage & Tobacco	975	32,270

AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	4,467	675,629

Bunzl PLC	Capital Goods	1,016	38,961

Burberry Group PLC	Consumer Durables & Apparel	1,077	15,410

Compass Group PLC	Consumer Services	5,080	141,294

Hiscox, Ltd.	Insurance	1,033	15,842

Informa PLC	Media & Entertainment	4,108	40,669

Intermediate Capital Group PLC	Financial Services	868	22,623

Intertek Group PLC	Commercial & Professional Services	484	29,789

Investec PLC	Financial Services	1,934	12,250

J Sainsbury PLC	Consumer Staples Distribution & Retail	5,763	18,904

Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	2,239	18,096

Legal & General Group PLC	Insurance	17,990	52,810

London Stock Exchange Group PLC	Financial Services	1,322	145,737

M&G PLC	Financial Services	6,669	16,696

National Grid PLC	Utilities	10,748	140,983

Phoenix Group Holdings PLC	Insurance	2,539	15,464

Sage Group PLC (The)	Software & Services	3,033	43,981

17

Domini International Opportunities Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

United Kingdom (Continued)

Schroders PLC	Financial Services	2,772	$12,153

Segro PLC	Equity Real Estate Investment Trusts (REITs)	3,685	38,759

Severn Trent PLC	Utilities	898	27,680

Spirax-Sarco Engineering PLC	Capital Goods	221	24,318

SSE PLC	Utilities	3,246	67,473

Unilever PLC	Household & Personal Products	7,308	378,049

Vodafone Group PLC	Telecommunication Services	77,373	65,249

Whitbread PLC	Consumer Services	556	21,914

			2,309,149

United States – 9.7%

Alliant Energy Corp.	Utilities	745	37,101

Autodesk, Inc. (a)	Software & Services	129	27,458

Campbell Soup Co.	Food, Beverage & Tobacco	589	26,923

Clorox Co. (The)	Household & Personal Products	366	54,120

Copart, Inc. (a)	Commercial & Professional Services	2,588	140,555

CRH PLC	Materials	1,991	154,185

CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,427	253,544

Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	69	7,504

Ferguson PLC	Capital Goods	598	126,091

Ferrovial SE	Capital Goods	1,469	52,833

General Mills, Inc.	Food, Beverage & Tobacco	1,649	116,189

GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	3,162	65,602

Haleon PLC	Household & Personal Products	3,070	12,965

Linde PLC	Materials	1,452	640,274

Lucid Group, Inc. (a)	Automobiles & Components	2,700	6,885

McCormick & Co., Inc.	Food, Beverage & Tobacco	789	60,011

Qiagen NV (a)	Pharmaceuticals, Biotechnology & Life Sciences	645	27,303

Rivian Automotive, Inc., Class A (a)	Automobiles & Components	2,400	21,360

Schneider Electric SE	Capital Goods	1,689	385,115

Signify NV	Capital Goods	376	10,254

18

Domini International Opportunities Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

United States (Continued)

Swiss Re AG	Insurance	858	$93,269

			2,319,541

Total Investments – 98.6% (Cost $20,578,613)			23,488,548

Other Assets, less liabilities – 1.4%			333,354

Net Assets – 100.0%			$23,821,902

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

19

Domini Sustainable Solutions Fund

Portfolio of Investments

April 30, 2024 (Unaudited)

Security	Shares	Value

Long Term Investments – 98.2%

Common Stocks – 98.2%

Communication Services – 1.5%

New York Times Co. (The), Class A	12,235	$526,472

		526,472

Consumer Discretionary – 6.1%

BYD Co., Ltd., Class H	12,500	342,657

Levi Strauss & Co., Class A	35,000	742,700

MercadoLibre, Inc. (a)	210	306,327

Tesla, Inc. (a)	3,969	727,438

		2,119,122

Consumer Staples – 3.4%

elf Beauty, Inc. (a)	3,911	635,655

Haleon PLC	125,232	528,897

		1,164,552

Financials – 11.6%

Amalgamated Financial Corp.	12,193	299,216

Federal Agricultural Mortgage Corp., Class C	4,415	821,764

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,247	1,428,059

Remitly Global, Inc. (a)	24,541	437,566

Resona Holdings, Inc.	160,862	1,017,250

		4,003,855

Health Care – 16.1%

Cochlear, Ltd.	1,915	399,484

DexCom, Inc. (a)	4,204	535,548

GSK PLC	55,840	1,158,508

Halozyme Therapeutics, Inc. (a)	21,368	814,121

Hologic, Inc. (a)	12,007	909,770

Inspire Medical Systems, Inc. (a)	2,044	493,953

Organon & Co.	23,066	429,258

Vertex Pharmaceuticals, Inc. (a)	2,099	824,508

		5,565,150

Industrials – 29.3%

Acuity Brands, Inc.	2,926	726,526

Advanced Drainage Systems, Inc.	4,746	745,122

Arcadis NV	15,291	944,356

Comfort Systems USA, Inc.	2,771	857,375

Kurita Water Industries, Ltd.	19,121	757,270

Nexans SA	7,193	766,030

NEXTracker, Inc., Class A (a)	10,686	457,254

Nordex SE (a)	25,018	352,156

Schneider Electric SE	5,555	1,266,614

SKF AB, B Shares	23,696	487,144

20

Domini Sustainable Solutions Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Shares	Value

Industrials (Continued)

Veralto Corp.	8,351	$782,322

Wolters Kluwer NV	7,663	1,147,201

Xylem, Inc.	6,453	843,407

		10,132,777

Information Technology – 30.2%

Advanced Micro Devices, Inc. (a)	1,988	314,859

Apple, Inc.	1,922	327,374

ASML Holding NV, Class G	1,287	1,122,869

Autodesk, Inc. (a)	4,218	897,801

Crowdstrike Holdings, Inc., Class A (a)	4,097	1,198,536

Enphase Energy, Inc. (a)	4,980	541,625

First Solar, Inc. (a)	2,522	444,629

Flex, Ltd. (a)	22,802	653,277

International Business Machines Corp.	7,123	1,183,843

Microsoft Corp.	863	335,992

NVIDIA Corp.	479	413,865

Palo Alto Networks, Inc. (a)	5,091	1,480,921

Shopify, Inc., Class A (a)	9,108	639,382

STMicroelectronics NV	11,107	440,098

Zoom Video Communications, Inc., Class A (a)	7,406	452,507

		10,447,578

Total Investments – 98.2% (Cost $26,385,469)		33,959,506

Other Assets, less liabilities – 1.8%		621,360

Net Assets – 100.0%		$34,580,866

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

21

Domini Sustainable Solutions Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)

United States	68.9%

Netherlands	9.3%

Germany	5.1%

Japan	5.1%

France	2.2%

Canada	1.8%

Sweden	1.4%

Singapore	1.3%

Australia	1.2%

China	1.0%

Brazil	0.9%

Other Assets, less liabilities	1.8%

Total	100.0%

See Notes to Portfolio of Investments

22

Domini Impact International Equity Fund

Portfolio of Investments

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Long Term Investments – 98.2%

Common Stocks – 98.2%

Australia – 5.5%

BlueScope Steel, Ltd.	Materials	600,726	$8,767,847

Fortescue, Ltd.	Materials	757,730	12,558,953

Goodman Group	Equity Real Estate Investment Trusts (REITs)	631,100	12,747,985

JB Hi-Fi, Ltd.	Consumer Discretionary Distribution & Retail	36,500	1,424,306

Pro Medicus, Ltd.	Health Care Equipment & Services	74,702	5,337,090

QBE Insurance Group, Ltd.	Insurance	347,100	3,970,466

			44,806,647

Belgium – 1.5%

Ageas SA	Insurance	161,400	7,408,511

Solvay SA	Materials	141,800	4,580,637

			11,989,148

Brazil – 0.8%

Banco do Brasil SA	Banks	704,038	3,717,737

Companhia Paranaense de Energia, Class B	Utilities	846,100	1,481,156

Klabin SA	Materials	5,584	4,958

StoneCo, Ltd., Class A (a)	Financial Services	48,979	764,072

Telefonica Brasil SA	Telecommunication Services	56,200	512,365

			6,480,288

China – 0.8%

AAC Technologies Holdings, Inc.	Technology Hardware & Equipment	649,600	2,067,440

Yangzijiang Shipbuilding Holdings, Ltd.	Capital Goods	1,268,500	1,628,261

Zhongsheng Group Holdings, Ltd.	Consumer Discretionary Distribution & Retail	1,494,800	2,726,192

			6,421,893

Denmark – 5.1%

Demant A/S (a)	Health Care Equipment & Services	37,400	1,785,923

Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	254,484	32,635,586

Pandora A/S	Consumer Durables & Apparel	43,100	6,559,815

Vestas Wind Systems A/S (a)	Capital Goods	290	7,772

			40,989,096

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Finland – 1.1%

Nokia Oyj	Technology Hardware & Equipment	2,473,900	$8,993,496

			8,993,496

France – 6.9%

Accor SA	Consumer Services	122,800	5,381,794

Arkema SA	Materials	7,300	753,263

BNP Paribas SA	Banks	30,459	2,191,886

Carrefour SA	Consumer Staples Distribution & Retail	381	6,410

Credit Agricole SA	Banks	223,900	3,464,457

Eiffage SA	Capital Goods	88,345	9,426,273

Forvia SE (a)	Automobiles & Components	209,100	3,327,753

Gecina SA	Equity Real Estate Investment Trusts (REITs)	8,400	857,655

Hermes International SCA	Consumer Durables & Apparel	3,400	8,139,567

Kering SA	Consumer Durables & Apparel	18	6,308

Klepierre SA	Equity Real Estate Investment Trusts (REITs)	211,100	5,668,543

Publicis Groupe SA	Media & Entertainment	52,600	5,804,241

Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	115,415	9,617,873

Worldline SA (a)	Financial Services	121,700	1,262,333

			55,908,356

Germany – 5.4%

adidas AG	Consumer Durables & Apparel	55,533	13,382,515

Aroundtown SA (a)	Real Estate Management & Development	398,600	826,325

Bayerische Motoren Werke AG	Automobiles & Components	124,000	13,509,712

Deutsche Telekom AG	Telecommunication Services	19,377	443,841

Evonik Industries AG	Materials	268	5,585

GEA Group AG (a)	Capital Goods	19,450	785,002

Nemetschek SE	Software & Services	36,700	3,243,152

Scout24 SE	Media & Entertainment	75,640	5,556,337

Siemens AG	Capital Goods	6,000	1,124,001

Siemens Energy AG (a)	Capital Goods	328	6,735

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Germany (Continued)

Talanx AG	Insurance	14,000	$1,053,004

TeamViewer SE (a)	Software & Services	268,100	3,536,971

			43,473,180

Hong Kong – 1.1%

Swire Pacific, Ltd., Class A	Real Estate Management & Development	799,900	6,774,120

Swire Properties, Ltd.	Real Estate Management & Development	1,017,500	2,104,359

			8,878,479

Hungary – 0.3%

Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	100,312	2,554,448

			2,554,448

India – 0.3%

Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	29,750	2,206,271

			2,206,271

Ireland – 0.9%

AerCap Holdings NV (a)	Capital Goods	86,740	7,328,663

Smurfit Kappa Group PLC	Materials	119	5,156

			7,333,819

Israel – 0.3%

Wix.com, Ltd. (a)	Software & Services	20,324	2,415,914

			2,415,914

Italy – 3.5%

Banco BPM SpA	Banks	1,592,107	10,453,201

Buzzi SpA	Materials	41,500	1,495,259

Prysmian SpA	Capital Goods	46,900	2,544,716

Terna - Rete Elettrica Nazionale	Utilities	168,500	1,350,007

UniCredit SpA	Banks	140,900	5,171,645

Unipol Gruppo SpA	Insurance	797,045	7,145,271

			28,160,099

Japan – 22.4%

Aisin Corp.	Automobiles & Components	179,400	6,823,701

Brother Industries, Ltd.	Technology Hardware & Equipment	62,300	1,102,022

Central Japan Railway Co.	Transportation	400	9,147

Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	177,900	2,490,696

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	400	$11,650

Disco Corp.	Semiconductors & Semiconductor Equipment	25,800	7,349,019

Dowa Holdings Co., Ltd.	Materials	16,300	610,386

Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	6,160

Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	34,700	9,072,975

Hoya Corp.	Health Care Equipment & Services	123,469	14,314,973

Japan Exchange Group, Inc.	Financial Services	22,600	529,304

Japan Metropolitan Fund Invest	Equity Real Estate Investment Trusts (REITs)	711	429,251

Kakaku.com, Inc.	Media & Entertainment	45,200	519,915

Kao Corp.	Household & Personal Products	163,900	6,761,235

Kose Corp.	Household & Personal Products	100	5,156

Lasertec Corp.	Semiconductors & Semiconductor Equipment	1,300	280,417

Makita Corp.	Capital Goods	137,600	3,983,640

MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	452,000	6,409,688

Mazda Motor Corp.	Automobiles & Components	417,000	4,720,221

Medipal Holdings Corp.	Health Care Equipment & Services	150,400	2,358,729

Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	9,529

Nexon Co., Ltd.	Media & Entertainment	243,200	3,791,816

Nippon Express Holdings, Inc.	Transportation	66,000	3,376,446

Nitto Denko Corp.	Materials	152,600	12,617,826

Nomura Holdings, Inc.	Financial Services	1,837,000	10,452,496

NSK, Ltd.	Capital Goods	313,100	1,721,857

Panasonic Holdings Corp.	Consumer Durables & Apparel	162,800	1,420,992

Persol Holdings Co., Ltd.	Commercial & Professional Services	1,670,000	2,310,127

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

Recruit Holdings Co., Ltd.	Commercial & Professional Services	371,800	$16,012,444

Ricoh Co., Ltd.	Technology Hardware & Equipment	354,100	3,054,840

Seiko Epson Corp.	Technology Hardware & Equipment	228,200	3,753,887

Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	225,000	10,507,669

Shiseido Co., Ltd.	Household & Personal Products	259,600	6,949,034

Sompo Holdings, Inc.	Insurance	167,500	3,314,844

Sony Group Corp.	Consumer Durables & Apparel	28,470	2,353,084

Takeda Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	32,600	856,795

TDK Corp.	Technology Hardware & Equipment	85,000	3,791,934

TIS, Inc.	Software & Services	93,800	2,003,247

Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	20,400	4,474,653

TOPPAN Holdings, Inc.	Commercial & Professional Services	117,740	2,793,257

Toyota Motor Corp.	Automobiles & Components	102,400	2,335,598

Trend Micro, Inc.	Software & Services	249,400	12,289,982

Yokogawa Electric Corp.	Technology Hardware & Equipment	134,200	2,965,257

			180,945,899

Mexico – 0.1%

Gruma SAB de CV, Class B	Food, Beverage & Tobacco	48,700	955,223

Grupo Bimbo SAB de CV Series A	Food, Beverage & Tobacco	1,174	4,908

			960,131

Netherlands – 4.9%

ABN AMRO Bank NV	Banks	527,400	8,448,188

Arcadis NV	Commercial & Professional Services	17,100	1,056,078

ASML Holding NV	Semiconductors & Semiconductor Equipment	6,244	5,438,603

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Netherlands (Continued)

BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	62,000	$8,225,790

Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	328,021	9,956,811

NN Group NV	Insurance	140,900	6,499,841

			39,625,311

New Zealand – 0.2%

Xero, Ltd. (a)	Software & Services	23,500	1,824,498

			1,824,498

Norway – 0.2%

Norsk Hydro ASA	Materials	931	5,721

Orkla ASA	Food, Beverage & Tobacco	1,040	7,075

Salmar ASA	Food, Beverage & Tobacco	20,300	1,277,095

			1,289,891

Poland – 0.7%

InPost SA (a)	Transportation	54,300	871,773

Powszechna Kasa Oszczednosci Bank Polski SA	Banks	75,300	1,117,988

Powszechny Zaklad Ubezpieczen SA	Insurance	316,700	3,985,951

			5,975,712

Singapore – 2.0%

Singapore Airlines, Ltd.	Transportation	572,800	2,733,183

United Overseas Bank, Ltd.	Banks	605,500	13,436,521

			16,169,704

South Africa – 0.7%

Impala Platinum Holdings, Ltd.	Materials	1,009,000	4,491,617

Mr Price Group, Ltd.	Consumer Discretionary Distribution & Retail	163,700	1,521,213

			6,012,830

South Korea – 1.3%

DB Insurance Co., Ltd.	Insurance	54,700	3,836,923

Hankook Tire & Technology Co., Ltd.	Automobiles & Components	11,800	500,701

HMM Co., Ltd.	Transportation	135,300	1,544,737

LG Uplus Corp.	Telecommunication Services	154,300	1,095,915

Woori Financial Group, Inc.	Banks	360,100	3,690,208

			10,668,484

Spain – 6.1%

Acerinox SA	Materials	221,400	2,385,279

Banco Bilbao Vizcaya Argentaria SA	Banks	1,295,824	14,013,006

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Spain (Continued)

Banco de Sabadell SA	Banks	3,010,315	$5,750,315

Banco Santander SA	Banks	3,523,768	17,145,358

CaixaBank SA	Banks	1,662,092	8,765,136

Corp. ACCIONA Energias Renovables SA	Utilities	210	4,265

Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	27,200	1,238,442

			49,301,801

Sweden – 1.6%

Atlas Copco AB, Class B	Capital Goods	215,300	3,228,255

Essity AB, Class B	Household & Personal Products	318	7,934

H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	65,883	1,047,197

SSAB AB, B Shares	Materials	994,200	5,563,103

Trelleborg AB, Class B	Capital Goods	76,100	2,681,949

			12,528,438

Switzerland – 8.8%

ABB, Ltd.	Capital Goods	324,300	15,757,230

Adecco Group AG	Commercial & Professional Services	147,400	5,156,415

Alcon, Inc.	Health Care Equipment & Services	110,000	8,434,445

Logitech International SA	Technology Hardware & Equipment	38,600	3,005,287

Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	294,553	28,588,571

PSP Swiss Property AG	Real Estate Management & Development	19,700	2,435,341

Sandoz Group AG (a)	Pharmaceuticals, Biotechnology & Life Sciences	65,386	2,222,267

Sonova Holding AG	Health Care Equipment & Services	1,200	331,719

Temenos AG	Software & Services	20,800	1,293,914

VAT Group AG	Capital Goods	7,900	3,933,099

			71,158,288

Taiwan – 1.2%

Accton Technology Corp.	Technology Hardware & Equipment	32,700	458,107

China Development Financial Holding Corp. (a)	Insurance	7,174,800	2,999,380

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

Taiwan (Continued)

eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	19,700	$1,324,087

Evergreen Marine Corp. Taiwan, Ltd.	Transportation	634,100	3,690,251

Yang Ming Marine Transport Corp.	Transportation	893,000	1,427,715

			9,899,540

Thailand – 0.6%

Bumrungrad Hospital PCL	Health Care Equipment & Services	137,700	910,321

TMBThanachart Bank PCL	Banks	77,491,100	3,784,644

			4,694,965

Turkey – 0.1%

Turkiye Garanti Bankasi AS	Banks	249,800	635,949

			635,949

United Kingdom – 9.2%

3i Group PLC	Financial Services	466,891	16,680,820

Burberry Group PLC	Consumer Durables & Apparel	312	4,464

Informa PLC	Media & Entertainment	261,300	2,586,840

InterContinental Hotels Group PLC	Consumer Services	161,492	15,750,951

Intermediate Capital Group PLC	Financial Services	128,800	3,357,031

International Distributions Services PLC (a)	Transportation	150,900	508,472

J Sainsbury PLC	Consumer Staples Distribution & Retail	2,635,460	8,644,774

Kingfisher PLC	Consumer Discretionary Distribution & Retail	1,713	5,277

Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	2,265,868	7,218,924

Sage Group PLC (The)	Software & Services	422,800	6,130,979

Smiths Group PLC	Capital Goods	438,660	8,843,367

Unilever PLC	Household & Personal Products	237	12,260

Vodafone Group PLC	Telecommunication Services	1,947,471	1,642,305

Whitbread PLC	Consumer Services	35,800	1,410,978

Wise PLC, Class A (a)	Financial Services	204,200	1,962,453

			74,759,895

United States – 4.6%

CRH PLC	Materials	200,213	15,504,651

Ferguson PLC	Capital Goods	5,100	1,075,365

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Country/Security	Industry	Shares	Value

United States (Continued)

GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	375,227	$7,784,801

Monday.com, Ltd. (a)	Software & Services	10,353	1,960,134

Sanofi SA	Pharmaceuticals, Biotechnology & Life Sciences	9,300	918,775

Schneider Electric SE	Capital Goods	43,500	9,918,582

			37,162,308

Total Investments – 98.2% (Cost $646,148,956)			794,224,778

Other Assets, less liabilities – 1.8%			14,455,312

Net Assets – 100.0%			$808,680,090

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A)  Valuation of Investments. Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ’NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities for which market quotations are not readily available or are considered to be unreliable are valued at fair value as determined in good faith by Domini Impact Investments LLC (Domini), the Funds’ valuation designee.

Effective September 8, 2022, Domini was designated as the Funds’ valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Funds’ Board of Trustees.

The Domini International Opportunities Fund, Domini Sustainable Solutions Fund and Domini Impact International Equity Fund may invest primarily in the stocks of non-U.S. companies. Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. Eastern Time on each day that the NYSE is open for trading except under the circumstances described herein. Most non-U.S. markets close before 4 p.m. Eastern Time. If Domini determines that developments between the close of the non-U.S. market and 4 p.m. Eastern Time will, in its judgment, materially affect the value of some or all of the Funds’ securities, it will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. Eastern Time. In deciding whether to make these adjustments, Domini reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Domini may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. Outside pricing services approved by Domini may be used to provide closing market prices and information used for adjusting those prices. The fair value for a foreign security reported on by such service with a confidence level approved by Domini generally shall be the value provided by such service.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS  (continued)

April 30, 2024 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks

Communication Services	$87,963,686	$-	$-	$87,963,686

Consumer Discretionary	106,497,065	-	-	106,497,065

Consumer Staples	63,856,723	-	-	63,856,723

Financials	126,047,306	-	-	126,047,306

Health Care	130,548,928	-	-	130,548,928

Industrials	73,408,543	-	-	73,408,543

Information Technology	373,044,149	-	-	373,044,149

Materials	24,592,899	-	-	24,592,899

Real Estate	22,068,698	-	-	22,068,698

Utilities	5,264,825	-	-	5,264,825

Total	$1,013,292,822	$-	$-	$1,013,292,822

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks

Australia	$-	$981,433	$-	$981,433

Austria	24,656	46,868	-	71,524

Belgium	10,064	99,031	-	109,095

Brazil	143,371	-	-	143,371

Canada	25,209	-	-	25,209

China	-	144,546	-	144,546

Denmark	-	1,656,123	-	1,656,123

Finland	-	201,066	-	201,066

France	-	1,987,707	-	1,987,707

Germany	-	2,154,860	-	2,154,860

Hong Kong	-	417,336	-	417,336

Ireland	-	114,568	-	114,568

Italy	-	300,336	-	300,336

Japan	12,099	4,710,717	-	4,722,816

Luxembourg	-	23,964	-	23,964

Netherlands	-	1,762,367	-	1,762,367

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS  (continued)

April 30, 2024 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

New Zealand	45,860	-	-	45,860

Norway	-	107,604	-	107,604

Singapore	-	264,289	-	264,289

South Africa	-	37,219	-	37,219

Spain	-	916,197	-	916,197

Sweden	26,713	778,247	-	804,960

Switzerland	-	1,867,408	-	1,867,408

United Kingdom	-	2,309,149	-	2,309,149

United States	1,165,683	1,153,858	-	2,319,541

Total	$1,453,655	$22,034,893	$-	$23,488,548

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks

Communication Services	$526,472	$-	$-	$526,472

Consumer Discretionary	1,776,465	342,657	-	2,119,122

Consumer Staples	635,655	528,897	-	1,164,552

Financials	1,558,546	2,445,309	-	4,003,855

Health Care	4,007,158	1,557,992	-	5,565,150

Industrials	4,412,006	5,720,771	-	10,132,777

Information Technology	10,007,480	440,098	-	10,447,578

Total	$22,923,782	$11,035,724	$-	$33,959,506

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS  (continued)

April 30, 2024 (Unaudited)

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks

Australia	$-	$44,806,647	$ -	$44,806,647

Belgium	-	11,989,148	-	11,989,148

Brazil	6,480,288	-	-	6,480,288

China	-	6,421,893	-	6,421,893

Denmark	-	40,989,096	-	40,989,096

Finland	-	8,993,496	-	8,993,496

France	-	55,908,356	-	55,908,356

Germany	-	43,473,180	-	43,473,180

Hong Kong	-	8,878,479	-	8,878,479

Hungary	2,554,448	-	-	2,554,448

India	-	2,206,271	-	2,206,271

Ireland	7,328,663	5,156	-	7,333,819

Israel	2,415,914	-	-	2,415,914

Italy	-	28,160,099	-	28,160,099

Japan	-	180,945,899	-	180,945,899

Mexico	960,131	-	-	960,131

Netherlands	-	39,625,311	-	39,625,311

New Zealand	-	1,824,498	-	1,824,498

Norway	-	1,289,891	-	1,289,891

Poland	-	5,975,712	-	5,975,712

Singapore	-	16,169,704	-	16,169,704

South Africa	1,521,213	4,491,617	-	6,012,830

South Korea	-	10,668,484	-	10,668,484

Spain	-	49,301,801	-	49,301,801

Sweden	-	12,528,438	-	12,528,438

Switzerland	-	71,158,288	-	71,158,288

Taiwan	3,690,251	6,209,289	-	9,899,540

Thailand	4,694,965	-	-	4,694,965

Turkey	635,949	-	-	635,949

United Kingdom	-	74,759,895	-	74,759,895

United States	1,960,134	35,202,174	-	37,162,308

Total	$32,241,956	$761,982,822	$ -	$794,224,778

Domini Impact Bond Fund

Portfolio of Investments

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Long Term Investments – 113.7%

Mortgage Backed Securities – 46.1%

Agency Collateralized Mortgage Obligations – 8.2%

CHNGE Mortgage Trust

Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(b)	539,834	$500,786

Series 2022-4, Class A1, 6.000%, 10/25/57 (a)(c)	437,430	428,153

Series 2023-2, Class A1, 6.525%, 6/25/58 (a)(c)	439,330	434,100

Federal Home Loan Mortgage Corp.

Series 3768, Class CB, 3.500%, 12/15/25	25,940	25,512

Series 3800, Class CB, 3.500%, 2/15/26	41,902	41,226

Series 3806, Class L, 3.500%, 2/15/26	172,068	168,985

Series 3877, Class LM, 3.500%, 6/15/26	100,063	98,438

Series 4961, Class JB, 2.500%, 12/15/42	165,736	145,165

Federal National Mortgage Association

Series 2012-17, Class BC, 3.500%, 3/25/27	165,922	161,915

Series 2017-105, Class ZE, 3.000%, 1/25/48	969,753	707,968

Series 2020-1, Class AC, 3.500%, 8/25/58	208,170	187,784

Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	737,781

Federal National Mortgage Association Connecticut Avenue Securities

Series 2016-C07, Class 2M2, 9.795%, (1 Month USD-SOFR + 4.464%), 5/25/29 (b)	67,053	70,243

Series 2017-C01, Class 1M2, 8.995%, (1 Month USD-SOFR + 3.664%), 7/25/29 (b)	39,757	41,135

Freddie Mac Multiclass Certificates

Series 2021-ML12, Class X, 1.304%, 7/25/41 (b)(d)	1,176,492	111,167

Series 2021-P011, Class X1, 1.779%, 9/25/45 (b)(d)	2,120,615	242,513

Freddie Mac Multifamily Structured Pass Through Certificates

Series K103, Class X1, 0.757%, 11/25/29 (b)(d)	8,872,209	255,552

Series K111, Class X1, 1.679%, 5/25/30 (b)(d)	1,441,872	106,430

Series K112, Class X1, 1.536%, 5/25/30 (b)(d)	1,494,156	102,032

Series K113, Class X1, 1.482%, 6/25/30 (b)(d)	2,532,030	165,206

Series K114, Class X1, 1.209%, 6/25/30 (b)(d)	2,338,080	126,618

Series K119, Class X1, 1.022%, 9/25/30 (b)(d)	4,934,355	225,513

Series K121, Class X1, 1.117%, 10/25/30 (b)(d)	653,583	32,589

Series K122, Class X1, 0.968%, 11/25/30 (b)(d)	361,208	15,933

Series K124, Class X1, 0.809%, 12/25/30 (b)(d)	1,461,080	54,777

Series K160, Class A2, 4.500%, 8/25/33 (b)	3,270,526	3,118,438

Series K162, Class A2, 5.150%, 12/25/33	1,500,000	1,499,875

Series K740, Class X1, 0.826%, 9/25/27 (b)(d)	1,274,034	26,556

Series KG03, Class X1, 1.477%, 6/25/30 (b)(d)	3,175,164	203,068

Series KG04, Class X1, 0.936%, 11/25/30 (b)(d)	2,410,354	101,880

Series KG05, Class X1, 0.402%, 1/25/31 (b)(d)	2,464,437	41,953

Series KG06, Class X1, 0.626%, 10/25/31 (b)(d)	2,295,924	70,618

Series KSG1, Class X1, 1.249%, 9/25/30 (b)(d)	4,024,785	221,344

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Agency Collateralized Mortgage Obligations (Continued)

Series Q014, Class X, 2.784%, 10/25/55 (b)(d)	2,040,705	$309,574

FREMF Mortgage Trust

Series 2017-K65, Class B, 4.220%, 7/25/50 (a)(b)	155,000	147,057

Series 2017-K66, Class B, 4.176%, 7/25/27 (a)(b)	136,000	129,008

Series 2017-K67, Class B, 4.081%, 9/25/49 (a)(b)	85,000	80,156

Series 2017-K67, Class C, 4.081%, 9/25/49 (a)(b)	100,000	93,298

Series 2017-K68, Class B, 3.973%, 10/25/49 (a)(b)	90,000	84,486

Series 2017-K69, Class C, 3.854%, 10/25/49 (a)(b)	40,000	36,965

Series 2017-K71, Class B, 3.880%, 11/25/50 (a)(b)	220,000	205,254

Series 2017-K71, Class C, 3.880%, 11/25/50 (a)(b)	65,000	59,951

Series 2017-K729, Class B, 3.792%, 11/25/49 (a)(b)	250,000	246,031

Series 2017-K729, Class C, 3.792%, 11/25/49 (a)(b)	90,000	88,405

Series 2018-K154, Class B, 4.161%, 11/25/32 (a)(b)	67,000	55,409

Series 2018-K77, Class B, 4.303%, 5/25/51 (a)(b)	1,070,000	1,004,567

Series 2018-K85, Class C, 4.464%, 12/25/50 (a)(b)	550,000	510,369

Series 2018-KW07, Class B, 4.223%, 10/25/31 (a)(b)	461,000	386,075

Series 2019-K100, Class C, 3.614%, 11/25/52 (a)(b)	700,000	614,861

Series 2019-K103, Class B, 3.574%, 12/25/51 (a)(b)	525,000	461,178

Series 2019-K95, Class B, 4.056%, 8/25/52 (a)(b)	500,000	457,953

Series 2019-K95, Class C, 4.056%, 8/25/52 (a)(b)	307,000	276,884

Series 2019-K97 , Class C, 3.896%, 9/25/51 (a)(b)	204,000	182,278

Series 2019-K99, Class B, 3.764%, 10/25/52 (a)(b)	565,000	508,577

Series 2020-K104, Class B, 3.662%, 2/25/52 (a)(b)	520,000	461,499

GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(b)	281,386	253,958

Government National Mortgage Association

Series 2019-132, Class NZ, 3.500%, 10/20/49	377,461	236,012

Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	985,553

Series 2022-136, Class KZ, 4.000%, 8/20/52	618,416	401,820

		18,748,431

Commercial Mortgage-Backed Securities – 6.0%

245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	725,010

Bank

Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	107,282	102,398

Series 2019-BN18, Class XA, 1.029%, 5/15/62 (b)(d)	2,105,749	74,342

Series 2019-BN24, Class XA, 0.751%, 11/15/62 (b)(d)	5,461,979	165,310

Series 2020-BN28, Class XA, 1.875%, 3/15/63 (b)(d)	1,877,944	160,249

Benchmark Mortgage Trust

Series 2019-B10, Class XA, 1.385%, 3/15/62 (b)(d)	1,946,268	95,557

Series 2020-B18, Class XA, 1.906%, 7/15/53 (b)(d)	485,519	29,480

Series 2020-B22, Class XA, 1.624%, 1/15/54 (b)(d)	880,177	66,172

BWAY Mortgage Trust

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Commercial Mortgage-Backed Securities (Continued)

Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	23,561	$23,181

Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	1,000,000	938,637

BX Trust

Series 2022-CLS, Class A, 5.760%, 10/13/27 (a)	892,000	877,639

Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)	375,000	348,724

COMM Mortgage Trust

Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	285,416

Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	648,967

Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	410,478

Series 2020-CX, Class C, 2.773%, 11/10/46 (a)(b)	100,000	77,608

Series 2020-CX, Class D, 2.773%, 11/10/46 (a)(b)	100,000	74,242

Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	537,608

DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.818%, 9/15/53 (b)	631,234	33,150

Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	736,398

Hudson Yards Mortgage Trust

Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	847,755

Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	611,625

JP Morgan Chase Commercial Mortgage Securities Corp.

Series 2021-NYAH, Class G, 8.075%, (1 Month USD SOFR CME + 2.754%), 6/15/38 (a)(b)	655,000	505,260

Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	1,750,000	1,539,597

Life Mortgage Trust, Series 2021-BMR, Class D, 6.835%, (1 Month USD SOFR CME + 1.514%), 3/15/38 (a)(b)	117,956	116,232

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	177,666

SLG Office Trust

Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	350,447

Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	654,464

STWD Mortgage Trust, Series 2021-LIH, Class E, 8.338%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(b)	955,000	926,832

SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,227,495

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	327,970

		13,695,909

Federal Home Loan Mortgage Corporation – 4.4%

Federal Home Loan Mortgage Corp.

2.500%, 8/1/27	11,063	10,615

2.500%, 11/1/27	28,232	27,089

3.000%, 1/1/27	36,724	35,653

3.000%, 7/1/42	19,384	16,717

3.000%, 5/1/45	168,417	144,255

3.500%, 12/1/32	78,798	74,678

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Federal Home Loan Mortgage Corporation (Continued)

3.500%, 6/1/48	336,206	$296,122

4.000%, 2/1/37	35,381	32,904

4.000%, 8/1/39	18,871	17,370

4.000%, 10/1/39	36,842	33,904

4.000%, 10/1/39	34,639	31,913

4.000%, 11/1/39	16,441	15,128

4.000%, 10/1/40	52,773	48,559

4.000%, 11/1/40	48,326	44,468

4.000%, 11/1/40	8,401	7,730

4.000%, 11/1/40	6,641	6,113

4.000%, 12/1/40	22,793	20,973

4.000%, 6/1/41	4,848	4,640

4.500%, 4/1/35	46,543	44,397

4.500%, 9/1/35	66,459	63,365

4.500%, 7/1/36	44,555	42,481

4.500%, 6/1/39	85,158	81,082

4.500%, 9/1/40	12,372	11,779

4.500%, 2/1/41	26,304	25,044

5.000%, 8/1/33	8,380	8,198

5.000%, 10/1/33	3,578	3,535

5.000%, 4/1/35	9,252	9,051

5.000%, 7/1/35	64,416	63,013

5.000%, 7/1/35	10,657	10,425

5.000%, 1/1/37	39,682	38,817

5.000%, 7/1/40	27,913	27,122

5.000%, 4/1/41	25,025	24,303

5.000%, 9/1/52	2,296,762	2,178,763

5.500%, 12/1/36	40,351	40,246

5.500%, 8/1/40	57,542	57,392

5.500%, 6/1/53	2,236,149	2,174,507

6.000%, 8/1/36	6,725	6,825

6.000%, 7/1/39	35,535	36,049

6.000%, 9/1/53	2,117,303	2,100,715

6.000%, 10/1/53	2,131,038	2,114,342

7.542%, (1-year RFUCCT + 1.622%), 10/1/43 (b)	22,435	22,339

		10,052,621

Federal National Mortgage Association – 23.4%

Federal National Mortgage Association

2.000%, 10/1/27	38,798	36,899

2.000%, 1/1/28	41,135	38,908

2.000%, 2/1/52	4,458,961	3,425,814

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Federal National Mortgage Association (Continued)

2.000%, 3/1/52	4,298,300	$ 3,310,462

2.500%, 6/1/24	777	774

2.500%, 11/1/31	37,862	34,517

2.500%, 12/1/31	10,798	9,957

2.500%, 12/1/43	67,401	55,434

2.500%, 4/1/45	108,477	88,938

2.500%, 12/1/51	4,966,684	3,946,258

2.500%, 12/1/51	2,768,351	2,219,272

3.000%, 8/1/46	26,049	22,034

3.000%, 10/1/46	465,780	395,138

3.000%, 11/1/46	575,199	483,310

3.000%, 12/1/46	227,775	191,174

3.000%, 1/1/52	2,622,450	2,171,046

3.000%, 6/1/52	4,505,668	3,786,974

3.500%, 12/1/31	3,842	3,635

3.500%, 1/1/32	64,292	60,680

3.500%, 1/1/32	38,957	36,784

3.500%, 10/1/32	49,019	46,111

3.500%, 8/1/43	446,953	401,575

3.500%, 6/1/46	322,619	283,798

3.500%, 1/1/48	183,826	161,698

4.000%, 11/1/30	6,770	6,517

4.000%, 10/1/33	47,130	44,947

4.000%, 12/1/36	13,194	12,240

4.000%, 8/1/39	18,016	16,569

4.000%, 10/1/39	12,849	11,809

4.000%, 12/1/39	17,013	15,640

4.000%, 1/1/40	153,766	141,299

4.000%, 3/1/40	17,699	16,264

4.000%, 8/1/40	37,017	34,017

4.000%, 8/1/40	6,506	5,979

4.000%, 10/1/40	89,748	82,469

4.000%, 10/1/40	11,978	11,007

4.000%, 11/1/40	11,859	10,900

4.000%, 11/1/40	9,135	8,394

4.000%, 12/1/40	30,948	28,491

4.000%, 2/1/41	29,567	27,168

4.000%, 10/1/49	1,961,520	1,773,534

4.500%, 8/1/35	13,055	12,432

4.500%, 8/1/36	7,374	7,021

4.500%, 8/1/38	30,606	29,018

4.500%, 3/1/39	44,492	42,304

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Federal National Mortgage Association (Continued)

4.500%, 9/1/39	15,855	$ 15,076

4.500%, 2/1/40	22,739	21,620

4.500%, 8/1/40	44,562	42,370

4.500%, 1/1/41	14,334	13,629

4.500%, 9/1/41	29,654	28,195

5.000%, 10/1/39	1,700	1,650

5.000%, 9/1/52	2,271,730	2,155,548

5.500%, 8/1/37	26,390	26,285

5.887%, (1-year RFUCCT + 1.580%), 5/1/44 (b)	11,307	11,267

6.000%, 12/1/35	14,585	14,717

6.000%, 3/1/36	94,434	97,263

6.000%, 6/1/36	30,629	31,044

6.000%, 8/1/37	7,946	8,053

6.000%, 3/1/38	16,883	17,109

6.000%, 10/1/53	2,164,790	2,147,830

TBA 15 Yr, 2.000%, 5/1/39 (e)	2,100,000	1,809,447

TBA 15 Yr, 4.500%, 5/1/39 (e)	2,500,000	2,417,444

TBA 30 Yr, 2.000%, 5/1/54 (e)	4,800,000	3,624,044

TBA 30 Yr, 2.500%, 5/1/54 (e)	1,125,000	890,202

TBA 30 Yr, 3.500%, 3/1/52 (e)	1,700,000	1,465,392

TBA 30 Yr, 4.000%, 6/1/52 (e)	5,800,000	5,187,990

TBA 30 Yr, 4.500%, 5/1/54 (e)	3,330,000	3,068,830

TBA 30 Yr, 5.000%, 5/1/54 (e)	2,000,000	1,895,328

TBA 30 Yr, 5.500%, 5/1/54 (e)	4,430,000	4,300,233

TBA 30 Yr, 6.000%, 5/1/54 (e)	400,000	396,344

		53,236,119

Government National Mortgage Association – 4.1%

Government National Mortgage Association

TBA 30 Yr, 2.500%, 5/20/54 (e)	2,200,000	1,803,831

TBA 30 Yr, 3.500%, 3/20/52 (e)	5,300,000	4,668,983

TBA 30 Yr, 4.000%, 5/20/54 (e)	1,600,000	1,450,045

TBA 30 Yr, 4.500%, 5/20/54 (e)	1,600,000	1,490,234

		9,413,093

Total Mortgage Backed Securities (Cost $114,497,080)		105,146,173

Corporate Bonds and Notes – 28.8%

Communications – 1.7%

Axian Telecom, 7.375%, 2/16/27 (a)	445,000	432,469

Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,173,679

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Communications (Continued)

Cox Communications, Inc.

3.150%, 8/15/24 (a)	57,000	$ 56,553

3.850%, 2/1/25 (a)	10,000	9,851

Millicom International Cellular SA

4.500%, 4/27/31 (a)	475,000	396,686

7.375%, 4/2/32 (a)	400,000	392,605

Paramount Global

2.900%, 1/15/27	400,000	366,022

4.950%, 1/15/31	985,000	868,418

Vodafone Group PLC

4.375%, 2/19/43	70,000	57,283

6.150%, 2/27/37	185,000	188,953

		3,942,519

Consumer, Cyclical – 0.7%

Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	573,863

YMCA of Greater New York

2.303%, 8/1/26	765,000	698,159

Series 2020, 3.230%, 8/1/32	375,000	288,015

		1,560,037

Consumer, Non-cyclical – 7.7%

Advocate Health & Hospitals Corp.

Series 2020, 2.211%, 6/15/30	325,000	274,097

3.829%, 8/15/28	1,115,000	1,058,904

Beth Israel Lahey Health, Inc., 2.220%, 7/1/28	1,400,000	1,225,407

Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	147,511

Boston Medical Center Corp., 4.519%, 7/1/26	705,000	681,610

CommonSpirit Health, 2.782%, 10/1/30	185,000	156,477

Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	708,954

Cornell University, 4.835%, 6/15/34	1,200,000	1,162,973

Duke University, 2.682%, 10/1/44	1,070,000	747,470

ERAC USA Finance LLC, 3.850%, 11/15/24 (a)	500,000	494,892

Hologic, Inc., 3.250%, 2/15/29 (a)	570,000	504,003

Howard University

Series 2020, 1.991%, 10/1/25 (Insurer AGM)	120,000	112,939

Series 2020, 2.657%, 10/1/26 (Insurer AGM)	100,000	92,386

Series 2020, 3.476%, 10/1/41 (Insurer AGM)	865,000	599,259

Series 22A, 5.209%, 10/1/52	470,000	404,377

John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,100,194

Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	174,626

Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	992,397

Mount Sinai Hospital, 3.831%, 7/1/35	1,400,000	1,176,884

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Consumer, Non-cyclical (Continued)

PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	$ 929,223

President and Fellows of Harvard College, 4.609%, 2/15/35	635,000	609,114

Providence St Joseph Health Obligated Group, 5.403%, 10/1/33	910,000	893,374

Royalty Pharma PLC

2.150%, 9/2/31	350,000	274,443

3.300%, 9/2/40	1,250,000	881,692

Stanford Health Care, 3.310%, 8/15/30	595,000	532,497

Thomas Jefferson University, 3.847%, 11/1/57	610,000	434,361

William Marsh Rice University, 3.774%, 5/15/55	1,490,000	1,174,097

		17,544,161

Energy – 0.9%

Greenko Dutch BV, 3.850%, 3/29/26 (a)	828,100	774,273

Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25 (f)	1,380,000	1,344,148

		2,118,421

Financial – 13.8%

Air Lease Corp., 3.625%, 12/1/27	500,000	466,564

American International Group, Inc., 3.900%, 4/1/26	190,000	183,503

American Tower Corp., 3.375%, 5/15/24	235,000	234,770

AXA SA, 8.600%, 12/15/30	400,000	460,736

Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (b)(f)	560,000	538,547

Bank of Ireland Group PLC

5.601%, (SOFR + 1.620%), 3/20/30 (a)(b)	1,240,000	1,221,582

6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,203,252

6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (b)(f)	465,000	466,249

BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	528,337

BNP Paribas SA, 4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (b)(f)	1,000,000	1,086,174

Boston Properties LP, 3.650%, 2/1/26	430,000	412,614

BPCE SA, 4.875%, 4/1/26 (a)	500,000	488,558

Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	429,209

Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,481,782

Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	186,095

Ceska sporitelna AS, 0.500%, (3 Month EUR-EURIBOR + 0.78%), 9/13/28 (b)(f)	900,000	842,083

Citigroup, Inc.

2.561%, (SOFR + 1.167%), 5/1/32 (b)	500,000	407,226

4.412%, (SOFR + 3.914%), 3/31/31 (b)	750,000	700,298

Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	963,910

Discover Financial Services, 3.750%, 3/4/25	325,000	319,248

Equinix, Inc., 1.000%, 3/15/33	1,345,000	1,116,137

ING Groep NV, 4.625%, 1/6/26 (a)	750,000	737,722

JPMorgan Chase & Co., 6.070%, (SOFR + 1.330%), 10/22/27 (b)	1,090,000	1,103,025

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Financial (Continued)

Kreditanstalt fuer Wiederaufbau

0.000%, 6/29/37	6,000,000	$ 3,154,188

4.375%, 2/28/34	6,000,000	5,811,091

mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (b)(f)	600,000	577,665

Morgan Stanley

Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (b)	1,000,000	805,028

Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (b)	640,000	548,408

NHP Foundation, 5.850%, 12/1/28	800,000	799,595

Nuveen Finance LLC, 4.125%, 11/1/24 (a)	160,000	158,526

Regency Centers LP, 3.750%, 6/15/24	300,000	298,928

Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	576,449

Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,393,050

U.S. Bancorp, 3.600%, 9/11/24	493,000	489,125

USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	731,536

Ventas Realty LP, 3.500%, 2/1/25	500,000	491,070

		31,412,280

Government – 1.0%

European Investment Bank, 0.750%, 9/23/30	3,000,000	2,344,752

		2,344,752

Industrial – 0.6%

HTA Group, Ltd., 7.000%, 12/18/25 (f)	500,000	499,725

Nature Conservancy (The), 1.154%, 7/1/27	430,000	372,752

WRKCo, Inc., 3.000%, 9/15/24	375,000	370,955

		1,243,432

Technology – 1.7%

Apple, Inc.

2.650%, 5/11/50	300,000	185,332

4.100%, 8/8/62	1,435,000	1,128,461

Black Knight InfoServ LLC, 3.625%, 9/1/28 (a)	200,000	186,250

Broadcom, Inc.

3.187%, 11/15/36 (a)	852,000	653,628

4.150%, 11/15/30	1,200,000	1,107,788

Microsoft Corp., 3.041%, 3/17/62	1,000,000	639,003

		3,900,462

Utilities – 0.7%

Aegea Finance Sarl

6.750%, 5/20/29 (a)	450,000	436,751

9.000%, 1/20/31 (a)	665,000	696,364

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Utilities (Continued)

Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	$474,085

		1,607,200

Total Corporate Bonds and Notes (Cost $73,319,240)		65,673,264

U.S. Government Agency Obligations – 25.0%

Federal Farm Credit Banks Funding Corp.

2.625%, 10/15/49	3,250,000	2,010,717

2.780%, 11/2/37	1,800,000	1,402,278

3.430%, 4/6/45	1,000,000	744,110

3.660%, 3/7/44	974,000	765,794

4.500%, 3/2/26	5,000,000	4,946,264

Federal Home Loan Bank Discount Notes

0.000%, 5/3/24	1,000,000	999,561

0.000%, 5/10/24	5,000,000	4,992,688

0.000%, 5/17/24	2,500,000	2,493,784

0.000%, 6/26/24	2,500,000	2,479,159

0.000%, 7/19/24	2,500,000	2,471,139

0.000%, 8/23/24	2,500,000	2,458,233

Federal Home Loan Banks

0.900%, 2/26/27	3,000,000	2,666,442

2.375%, 3/14/25	2,710,000	2,645,122

3.250%, 11/16/28	5,000,000	4,696,294

3.315%, 11/13/35	3,000,000	2,554,239

4.125%, 3/13/26	3,500,000	3,439,914

Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	2,600,000	2,524,794

Federal National Mortgage Association

0.750%, 10/8/27	5,000,000	4,356,467

0.875%, 8/5/30	8,000,000	6,313,529

5.625%, 7/15/37	2,000,000	2,140,882

Total U.S. Government Agency Obligations (Cost $63,060,839)		57,101,410

Municipal Bonds – 5.5%

Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	761,348

Commonwealth of Massachusetts Series B, 4.110%, 7/15/31	1,219,940	1,179,788

Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	397,050

County of Riverside, CA

2.963%, 2/15/27	670,000	632,538

3.070%, 2/15/28	670,000	624,708

District of Columbia, (Ingleside at Rock Creek)

3.432%, 4/1/42	430,000	329,372

4.125%, 7/1/27	345,000	340,108

Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	730,838

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Municipal Bonds (Continued)

Lancaster County Hospital Authority, PA, (Brethren Village)

5.000%, 7/1/24	165,000	$164,945

5.000%, 7/1/25	135,000	134,810

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center) Series C, 3.968%, 7/1/27	205,000	197,136

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	99,776

Massachusetts Educational Financing Authority

2.305%, 7/1/29	1,000,000	871,768

Series A, 5.455%, 7/1/33	600,000	583,153

Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University) Series B, 3.235%, 7/1/52	800,000	493,318

New Jersey Educational Facilities Authority Series D, 3.958%, 7/1/48 (Insurer AGM)	1,000,000	709,997

New York Transportation Development Corp., 4.248%, 9/1/35	440,000	420,912

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	462,629

Oklahoma Development Finance Authority, (OU Medicine)

4.650%, 8/15/30 (Insurer AGM)	130,000	120,051

5.450%, 8/15/28	770,000	714,453

Oklahoma State University, 3.427%, 9/1/36	100,000	82,384

Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (a)	152,000	151,444

Redevelopment Authority of the City of Philadelphia Series A, 2.339%, 9/1/30	1,000,000	847,505

State Board of Administration Finance Corp. Series A, 1.258%, 7/1/25	375,000	357,662

University of Virginia Series C, 4.179%, 9/1/17	1,000,000	741,066

Uptown Development Authority Series B, 2.581%, 9/1/31 (Insurer AGM)	100,000	81,975

Wisconsin Health & Educational Facilities Authority

3.940%, 8/15/41	335,000	217,442

4.190%, 8/15/55	190,000	102,403

Total Municipal Bonds (Cost $14,561,070)		12,550,579

Asset Backed Securities – 3.5%

Aligned Data Centers Issuer LLC

Series 2021-1A, 1.937%, 8/15/46 (a)	660,000	598,883

Series 2022-1A, 6.350%, 10/15/47 (a)	540,000	540,962

Series 2023-1A, 6.000%, 8/17/48 (a)	280,000	275,425

Avid Automobile Receivables Trust Series 2023-1, 7.120%, 3/15/27 (a)	545,000	545,794

CoreVest American Finance, Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	82,110

FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	219,431	216,661

Helios Issuer LLC Series 2023-GRID1, 5.750%, 12/20/50 (a)	398,219	396,137

Hertz Vehicle Financing III LLC Series 2023-2A, 5.570%, 9/25/29 (a)	760,000	749,489

Lendbuzz Securitization Trust

Series 2021-1A, 1.460%, 6/15/26 (a)	95,731	93,520

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*		Value

Asset Backed Securities (Continued)

Series 2022-1A, 4.220%, 5/17/27 (a)	446,998		$440,106

Series 2023-1A, 6.920%, 8/15/28 (a)	388,941		391,612

Series 2023-2A, 7.090%, 10/16/28 (a)	449,883		453,207

Series 2023-3A, 7.500%, 12/15/28 (a)	544,891		551,107

Series 2024-2A, 5.990%, 5/15/29 (a)	820,000		819,994

Mosaic Solar Loan Trust Series 2020-2A, 1.440%, 8/20/46 (a)	109,500		90,368

Mosaic Solar Loans LLC Series 2024-1A, 5.500%, 9/20/49 (a)	121,640		118,578

Prestige Auto Receivables Trust Series 2024-1A, 5.710%, 5/15/28 (a)	225,000		224,158

Sabey Data Center Issuer LLC Series 2024-1, 6.000%, 4/20/49 (a)	95,000		94,197

SBA Tower Trust Series 2014-2A, 3.869%, 10/15/49 (a)(c)	500,000		495,477

Tricolor Auto Securitization Trust

Series 2023-1A, 6.840%, 11/16/26 (a)	550,000		551,006

Series 2024-1A, 6.610%, 10/15/27 (a)	173,648		173,912

Total Asset Backed Securities (Cost $7,929,342)			7,902,703

Foreign Government & Agency Securities – 2.3%

City of Ottawa Ontario, 2.500%, 5/11/51	1,240,000	CAD	578,904

City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	582,170

Colombia Government International Bond, 8.000%, 11/14/35	1,090,000		1,101,388

Hong Kong Government International Bond, 2.500%, 5/28/24 (a)	750,000		748,202

Hungary Government International Bond, 5.375%, 9/12/33 (f)	705,000	EUR	780,336

Republic of Chile, 0.830%, 7/2/31	324,000	EUR	283,620

Romania Government International Bond, 2.000%, 1/28/32 (f)	1,360,000	EUR	1,139,425

Total Foreign Government & Agency Securities (Cost $5,784,867)			5,214,045

Senior Floating Rate Interests – 2.2%

Communication Services – 0.3%

Charter Communications Operating LLC 2019 Term Loan B2, 7.079%, (1 mo. USD SOFR CME + 1.750%), 2/1/27 (b)	277,264		277,311

Go Daddy Operating Company LLC 2021 Term Loan B4, 7.317%, (1 mo. USD SOFR CME + 2.000%), 8/10/27 (b)	298,375		298,949

Xplornet Communications, Inc. 2021 Term Loan, 9.571%, (3 mo. USD SOFR CME + 4.000%), 10/2/28 (b)	165,013		34,137

			610,397

Consumer Discretionary – 0.2%

American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 7.317%, (1 mo. USD SOFR CME + 2.000%), 1/31/31 (b)	208,244		209,057

Core & Main LP 2024 Incremental Term Loan B, 7.573%, (3 mo. USD SOFR CME + 2.250%), 2/9/31 (b)	284,288		285,709

			494,766

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*		Value

Consumer Staples – 0.6%

Biogroup-LCD 2021 EUR Term Loan B, 7.395%, (3 mo. EUR EURIBOR + 3.500%), 2/9/28 (b)	465,000	EUR	$469,271

Boels Topholding BV 2021 EUR Term Loan B, 7.141%, (1 mo. EUR EURIBOR + 3.250%), 2/6/27 (b)	344,828	EUR	368,853

Insulet Corp. 2024 Term Loan B, 8.316%, (1 mo. USD SOFR CME + 3.000%), 5/4/28 (b)	257,712		259,041

Verisure Holding AB 2021 EUR Term Loan, 6.902%, (3 mo. EUR EURIBOR + 3.000%), 3/27/28 (b)	300,000	EUR	319,742

			1,416,907

Financials – 0.2%

Russell Investments US Inst’l Holdco, Inc. 2024 PIK Term Loan, 10.330%, (3 mo. USD SOFR CME + 5.000%), 5/30/27 (b)	392,807		357,454

USI, Inc. 2023 Term Loan B, 8.302%, (3 mo. USD SOFR CME + 3.000%), 11/22/29 (b)	163,764		164,366

			521,820

Industrials – 0.2%

Proampac PG Borrower LLC 2024 Term Loan, 11.500%, (1 mo. USD SOFR CME + 3.000%), 9/15/28 (b)	404,534		406,473

			406,473

Information Technology – 0.7%

AthenaHealth Group, Inc. 2022 Term Loan B, 8.566%, (1 mo. USD SOFR CME + 3.250%), 2/15/29 (b)	350,354		349,588

Blackhawk Network Holdings, Inc 2024 Term Loan, 10.316%, (1 mo. USD SOFR CME + 5.000%), 3/12/29 (b)	170,100		170,884

DCert Buyer, Inc. 2019 Term Loan B, 9.316%, (1 mo. USD SOFR CME + 4.000%), 10/16/26 (b)	378,981		378,358

Severin Acquisition LLC 2018 Term Loan B, 8.324%, (3 mo. USD SOFR CME + 3.000%), 8/1/27 (b)	99,750		100,137

SS&C European Holdings S.A.R.L., 2018 Term Loan B4, 7.180%, (1 mo. USD SOFR CME + 1.750%), 4/16/25 (b)	34,694		34,753

SS&C Technologies, Inc. 2018 Term Loan B3, 7.180%, (1 mo. USD SOFR CME + 1.750%), 4/16/25 (b)	36,746		36,781

Zelis Payments Buyer, Inc. Term Loan B, 8.066%, (1 mo. USD SOFR CME + 2.750%), 9/28/29 (b)	458,435		459,609

			1,530,110

Total Senior Floating Rate Interests (Cost $5,320,165)			4,980,473

Convertible Bonds – 0.3%

Consumer Discretionary – 0.0%(g)

Etsy, Inc.

0.125%, 10/1/26	110,000		115,995

0.125%, 9/1/27	50,000		41,360

			157,355

Health Care – 0.2%

Dexcom, Inc., 0.250%, 11/15/25	205,000		215,397

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Security	Principal Amount*	Value

Health Care (Continued)

Insulet Corp., 0.375%, 9/1/26	195,000	$201,065

		416,462

Technology – 0.1%

Block, Inc., 0.125%, 3/1/25	215,000	213,484

		213,484

Total Convertible Bonds (Cost $1,197,376)		787,301

Total Long Term Investments (Cost $285,669,979)		259,355,948

Total Investments–113.7% (Cost $285,669,979)		259,355,948

Other Liabilities, less assets – (13.7)%		(31,279,820)

Net Assets – 100.0%		$228,076,128

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities was $41,670,801, representing 18.3% of net assets.

(b)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Step coupon bond.
(d)

Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(f)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $7,460,447 or 3.3% of the Fund’s net assets.

(g)	Amount is less than 0.05%.

Abbreviations

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

CAD — Canadian Dollar

EUR — Euro

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

At April 30, 2024, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	Citibank N.A.	6/20/24	1,656,000	$1,203,885	$26,209

United States Dollar	Euro Currency	BNP Paribas S.A.	5/31/24	1,448,000	1,547,028	1,883

United States Dollar	Euro Currency	Morgan Stanley & Co. Inc.	6/18/24	1,071,000	1,145,145	15,753

United States Dollar	Euro Currency	Standard Chartered Bank	6/18/24	1,832,000	1,958,830	3,567

United States Dollar	Euro Currency	BNP Paribas S.A.	6/20/24	2,930,000	3,133,123	91,994

United States Dollar	Pound Sterling	Morgan Stanley & Co. Inc.	6/20/24	132,000	164,983	5,163

						$144,569

At April 30, 2024, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

10-Year Canadian Government Bond (Short)	28	$(2,464,189)	$(2,379,486)	6/19/24	$84,703

Euro-Bobl (Short)	19	(2,381,184)	(2,360,829)	6/6/24	20,355

Euro-Bund (Short)	73	(10,268,484)	(10,133,966)	6/6/24	134,518

Long Gilt (Short)	39	(4,808,791)	(4,667,595)	6/26/24	141,196

					$380,772

At April 30, 2024, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.560% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/29	$7,458,000	$798,570	$662,223	$136,347

Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	1,350,000	249,269	5,149	244,120

Pay Fixed rate annually 3.720% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/28	2,535,000	83,738	(55,995)	139,733

Pay Fixed rate annually 3.380% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/20/53	2,940,000	366,201	152,890	213,311

Receive Fixed rate annually 2.560% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/29	23,035,000	(2,464,944)	(1,391,742)	(1,073,202)

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/20/30	5,340,000	(192,969)	(3,659)	(189,310)

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2024 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 4.470% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/20/43	2,055,000	(52,179)	(42,961)	(9,218)

Receive Fixed rate annually 3.280% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/54	5,655,000	(740,896)	(237,130)	(503,766)

Receive Fixed rate annually 3.440% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/44	9,000,000	(985,798)	(188,662)	(797,136)

Pay Fixed rate annually 4.340% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/26	8,595,000	112,128	4,710	107,418

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/27	10,455,000	(254,941)	696	(255,637)

Pay Fixed rate annually 3.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/20/34	10,440,000	270,638	69,861	200,777

Receive Fixed rate annually 3.970% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/20/34	2,845,000	(73,752)	8,271	(82,023)

Receive Fixed rate annually 4.750% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/20/26	24,625,000	(65,824)	(4,250)	(61,574)

Receive Fixed rate annually 4.220% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/20/44	1,500,000	(2,117)	(2,502)	385

					$(1,023,101)	$(1,929,775)

At April 30, 2024, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type

Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Morgan Stanley & Co. International	2.470%	USA-CPI-U	7/10/53	$2,280,000	$47,354	$-	$47,354

						$-	$47,354

Abbreviations

LCH — London Clearing House

USA-CPI-U — U.S.A. Consumers Price Index Urban Consumers NSA

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini, the Fund’s valuation designee.

Effective September 8, 2022, Domini was designated as the Fund’s valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:

Long Term Investments in Securities:

Mortgage Backed Securities	$-	$105,146,173	$-	$105,146,173

Corporate Bonds and Notes	-	65,673,264	-	65,673,264

U.S. Government Agency Obligations	-	57,101,410	-	57,101,410

Municipal Bonds	-	12,550,579	-	12,550,579

Asset Backed Securities	-	7,902,703	-	7,902,703

Foreign Government & Agency Securities	-	5,214,045	-	5,214,045

Senior Floating Rate Interests	-	4,980,473	-	4,980,473

Convertible Bonds	-	787,301	-	787,301

Total Long Term Investments	$-	$259,355,948	$-	$259,355,948

Total Investment in Securities	$-	$259,355,948	$-	$259,355,948

Other Financial Instruments:

Forward Currency Contracts	-	144,569	-	144,569

Futures	380,772	-	-	380,772

Interest Rate Swap - CCP-	-	1,042,091	-	1,042,091

Interest Rate Swap - OTC-	-	47,354	-	47,354

Total Other Financial Instruments	$380,772	$1,234,014	$-	$1,614,786

Liabilities:

Other Financial Instruments:

Interest Rate Swap - CCP	-	(2,971,866)	-	(2,971,866)

Total Other Financial Instruments	$-	$(2,971,866)	$-	$(2,971,866)

31